Financial instruments - Holdings (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Financial assets	£ 566,598	£ 63,273
Financial liabilities	17,654	8,103
Held at amortised cost | Trade and other payables (excluding taxes and contract liabilities and other advances)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	12,479	4,665
Held at amortised cost | Loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	296	0
Held at amortised cost | Lease liability
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	4,879	3,438
Held at amortised cost | Trade and other receivables (excluding prepayments and taxes)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,280	689
Held at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	562,173	62,584
Held at fair value through OCI | Investments held in unquoted equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	£ 2,145	£ 0